Trade Accounts Receivable and Other Current Assets - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable and Other Current Assets
Trade receivables	$ 3,694	$ 6,251
Insurance claims for recoveries	16	3,877
Refund of value added tax	1,606	1,337
Prepaid expenses	1,537	1,505
EU ETS current receivables	6,597
Other receivables	705	2,230
Total other current assets	15,192	14,793
KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables	1	804
Nonrelated Party
Trade Accounts Receivable and Other Current Assets
Other receivables	$ 1,741	$ 1,019